Debt - Summary of Long-term Debt (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2026 CAD ($)	Jan. 31, 2025 CAD ($)	Jan. 31, 2026 USD ($)	Jan. 31, 2026 EUR (€)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 EUR (€)	Jan. 31, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Current	$ 49.2	$ 53.8
Non-current	2,393.1	2,871.3
Carrying amount	2,442.3	2,925.1					$ 2,763.0
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount | €				€ 67.1		€ 88.0
Carrying amount	$ 103.3	$ 125.8					$ 153.3
Term loans [member] | Tranche one [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		May 2027
Contractual interest		6.41%			6.41%	6.41%
Effective interest rate		6.61%			6.61%	6.61%
Outstanding nominal amount					$ 465.7
Carrying amount		$ 673.6
Term loans [member] | Tranche two [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	December 2029	December 2029
Contractual interest	5.92%	7.06%	5.92%	5.92%	7.06%	7.06%
Effective interest rate	5.92%	7.31%	5.92%	5.92%	7.31%	7.31%
Outstanding nominal amount			$ 571.5		$ 488.8
Carrying amount	$ 774.8	$ 706.9
Term loans [member] | Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	January 2031	January 2031
Contractual interest	5.92%	7.06%	5.92%	5.92%	7.06%	7.06%
Effective interest rate	5.92%	7.20%	5.92%	5.92%	7.20%	7.20%
Outstanding nominal amount			$ 1,153.7		$ 987.5
Carrying amount	$ 1,564.2	$ 1,418.8
Bottom of range [member] | Term loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	Mar. 2026	Mar. 2025
Contractual interest	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Effective interest rate	2.48%	2.02%	2.48%	2.48%	2.02%	2.02%
Top of range [member] | Term loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	Dec. 2030	Dec. 2030
Contractual interest	3.23%	3.89%	3.23%	3.23%	3.89%	3.89%
Effective interest rate	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%